Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Schedule of Effective Tax Rate Reconciliation [Line Items]
Income before taxes	$ 21,041	$ 32,652	$ 30,447
Income tax expense computed at applicable tax rates of 25%	5,260	8,162	7,612
Effect of different tax rates in different jurisdictions	988	413	614
Non-deductible expenses	933	670	120
Effect of tax holidays	(2,812)	(3,464)	(3,001)
Effect of valuation allowances	116	164	59
Withholding tax on undistributed earnings	572	574	507
Income tax reversal	(437)	(369)	(37)
Income Tax Expense, Total	$ 4,620	$ 6,150	$ 5,874
Effective income tax rate	21.96%	18.83%	19.29%